Trade payables and other liabilities - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current liabilities
Other payables	$ 12	$ 12
Warrant liabilities	14	54
Employee defined benefit liability	13	15
Put options issued to non-controlling interests	93	0
Non-current Payables	132	81
Current liabilities
Trade payables	189	167
Accrued operating expenses	370	345
Electronic Wallets	263	242
Tax payables	37	29
Deposits	25	20
Contract liabilities	9	9
Others	40	32
Trade and other current payables	$ 933	$ 844